Revenues	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Revenues

Note 28. Revenues

28.1Nature of goods sold and services

The information sets below described the core activities of the business units from which the Company generates its revenues. According to the standard, the performance obligation for the Company’s business units are satisfied at a point in time that the control of good and services are totally transferred to the customers. For detail information about business segments, see Note 27.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-Cola FEMSA	Beverages sales

Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.

Services revenues

Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the service is delivered to the customer.

FEMSA Comercio –Proximity Division	Products sales

Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.

Commercial revenues

Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.

FEMSA Comercio – Health Division	Product sales

The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.

Services revenues

Rendering of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.

FEMSA Comercio – Fuel Division	Product sales

The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.

Others	Integral logistic services

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily or monthly basis or based upon the customer request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

Production and sale of commercial refrigeration, plastic solutions and sale of equipment for food processing.

Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Also includes design, manufacturing and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded. The recognition of revenue in other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.

Product sales in the Jan-San, packaging and specialized distribution industry.

The revenues in this business are integrated from the sale of consumables in the janitorial, sanitary supply, and packaging industry in the United States. The performance obligation is satisfied at the point in time on sale and/or when the control is transferred to the customer.

28.2Disaggregation of revenue

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods and services is transferred in its entirely to the customer.

							FEMSA Comercio –						FEMSA Comercio –						FEMSA Comercio –						Other
		Coca-Cola FEMSA					Proximity Division						Health Division						Fuel Division						Segments						Total
	2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018
By geographic areas:
Mexico and Central America (1)	Ps.	106,783	Ps.	109,249	Ps.	100,162	Ps.	179,218	Ps.	182,864	Ps.	166,040	Ps.	9,716	Ps.	8,170	Ps.	7,898	Ps.	34,292	Ps.	47,852	Ps.	46,936	Ps.	27,403	Ps.	32,217	Ps.	31,918	Ps.	357,412	Ps.	380,352	Ps.	352,954
United States (2)		—		—		—		15		—		—		—		—		—		—		—		—		12,250		—		—		12,265		—		—
South America (3)		76,832		85,223		82,180		2,044		1,946		1,418		55,456		50,752		43,841		—		—		—		9,761		9,552		10,350		144,093		147,473		137,789
Venezuela		—		—		—		—		—		—		—		—		—		—		—		—		—		18		25		—		18		25
Total revenues		183,615		194,472		182,342		181,277		184,810		167,458		65,172		58,922		51,739		34,292		47,852		46,936		49,414		41,787		42,293		513,770		527,843		490,768
Consolidation adjustments		5,016		5,688		5,160		451		325		290		—		—		—		9		11		—		15,328		15,108		15,574		20,804		21,132		21,024
Consolidated revenues		178,599		188,784		177,182		180,826		184,485		167,168		65,172		58,922		51,739		34,283		47,841		46,936		34,086		26,679		26,719		492,966		506,711		469,744
By products and/or services
Products sold in the point-of-sale	Ps.	183,615	Ps.	194,472	Ps.	182,342	Ps.	181,277	Ps.	184,810	Ps.	167,458	Ps.	65,172	Ps.	58,922	Ps.	51,739	Ps.	34,292	Ps.	47,852	Ps.	46,936	Ps.	23,254	Ps.	13,198	Ps.	13,240	Ps.	487,610	Ps.	499,254	Ps.	461,715
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		26,160		28,589		29,053		26,160		28,589		29,053
Consolidation adjustments		5,016		5,688		5,160		451		325		290		—		—		—		9		11		—		15,328		15,108		15,574		20,804		21,132		21,024
Consolidated revenues		178,599		188,784		177,182		180,826		184,485		167,168		65,172		58,922		51,739		34,283		47,841		46,936		34,086		26,679		26,719		492,966		506,711		469,744
(1)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 320,694, Ps. 346,659 and Ps. 319,792 and during the years ended December 31, 2020,  2019 and 2018, respectively.

(2)

On May 15, 2020, the Company completed the acquisition of WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”) to form a new platform within the Jan-San, Packaging and Specialized distribution industry in the United States. The platform will bring together two market leaders in this field: WAXIE And North American, with FEMSA acquiring a majority controlling interest of 89% in the combined company.

(3)

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 62,758, Ps. 67,076 and Ps. 63,601 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Colombia revenues of Ps. 14,800, Ps. 16,440 and Ps. 19,245 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Argentina revenues of Ps. 5,531, Ps. 6,857 and Ps. 9,237 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Chile revenues of Ps. 47,208, Ps. 45,276 and Ps. 44,576 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Uruguay revenues of Ps. 3,124, Ps. 3,421 and Ps. 1,925 during the years ended December 31, 2020 and 2018, respectively. South America revenues include Ecuador revenues of Ps. 9,467 and Ps.6,539 during the years ended December 31, 2020 and 2019, respectively.

28.3Contract balances

As of December 31, 2020, no significant cost was incurred to obtain or accomplished a contract that might be capitalized as assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate to them.

28.4 Transaction price assigned to remaining performance obligations

No performance obligations were identified in customer contracts that are not included in the transaction price, as a result of identified variable considerations per each business unit are part of the transaction price through be consider highly probable that not occurs a significant reversion of the revenue amount.